Summary of significant accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Recovery of development costs	$ 0	$ 0	$ 41,546
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years